Report of Directors Financial Review Risk Report - Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation (Details) - GBP (£)
£ in Millions
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 284,041	£ 308,255
Off-balance sheet commitments	25,680	25,736
Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	25,706	25,761
Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(26)	(25)
Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	6,242	6,213
Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	6,242	6,213
Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	82,666	75,491
Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14,521	14,371
Debt instruments measured at fair value through other comprehensive income ('FVOCI')
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,226	8,861
Financial assets at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,226	8,861
Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	460,163	492,696
Financial assets at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(925)	(1,217)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	83,524	76,579
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(858)	(1,088)
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14,524	14,372
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3)	(1)
Financial assets at amortised cost | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	237,475	273,728
Financial assets at amortised cost | Other financial assets measured at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(6)	(70)
Financial assets at amortised cost | Debt instruments measured at fair value through other comprehensive income ('FVOCI')
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,226	8,138
Financial assets at amortised cost | Stage 1 | Non-credit impaired | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	447,226	473,489
Financial assets at amortised cost | Stage 1 | Non-credit impaired | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(78)	(96)
Financial assets at amortised cost | Stage 1 | Non-credit impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	75,844	66,356
Financial assets at amortised cost | Stage 1 | Non-credit impaired | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(56)	(75)
Financial assets at amortised cost | Stage 1 | Non-credit impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14,457	14,256
Financial assets at amortised cost | Stage 1 | Non-credit impaired | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2)	(1)
Financial assets at amortised cost | Stage 1 | Non-credit impaired | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	237,375	272,557
Financial assets at amortised cost | Stage 1 | Non-credit impaired | Other financial assets measured at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(4)	(5)
Financial assets at amortised cost | Lifetime expected credit losses | Non-credit impaired | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	10,553	16,434
Financial assets at amortised cost | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(133)	(155)
Financial assets at amortised cost | Lifetime expected credit losses | Non-credit impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,546	7,881
Financial assets at amortised cost | Lifetime expected credit losses | Non-credit impaired | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(107)	(125)
Financial assets at amortised cost | Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	67	116
Financial assets at amortised cost | Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1)	0
Financial assets at amortised cost | Lifetime expected credit losses | Non-credit impaired | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	59	989
Financial assets at amortised cost | Lifetime expected credit losses | Non-credit impaired | Other financial assets measured at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	(8)
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,343	2,738
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(696)	(960)
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,096	2,310
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(677)	(882)
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	41	182
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Other financial assets measured at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2)	(57)
Financial assets at amortised cost | Lifetime expected credit losses | POCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	41	35
Financial assets at amortised cost | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(18)	(6)
Financial assets at amortised cost | Lifetime expected credit losses | POCI | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	38	32
Financial assets at amortised cost | Lifetime expected credit losses | POCI | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(18)	(6)
Financial assets at amortised cost | Lifetime expected credit losses | POCI | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost | Lifetime expected credit losses | POCI | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost | Lifetime expected credit losses | POCI | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost | Lifetime expected credit losses | POCI | Other financial assets measured at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Debt instruments measured at FVOCI | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	46,649	37,427
Debt instruments measured at FVOCI | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(22)	(23)
Strong | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	12,946	12,851
Strong | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3,159	3,269
Good | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	8,001	7,448
Good | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,217	2,091
Satisfactory | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,327	4,723
Satisfactory | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	809	806
Sub- standard | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	290	526
Sub- standard | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	50	42
Credit impaired | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	142	213
IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	124,582	127,959
Financial assets and off-balance sheet loan commitments	459,238	491,479
IFRS 9 | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	335,523	364,679
Off-balance sheet commitments	124,640	128,017
Financial assets and off-balance sheet loan commitments	460,163	492,696
IFRS 9 | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(867)	(1,159)
Off-balance sheet commitments	(58)	(58)
Financial assets and off-balance sheet loan commitments	(925)	(1,217)
IFRS 9 | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	121,715	125,574
IFRS 9 | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	121,764	125,616
IFRS 9 | Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(49)	(42)
IFRS 9 | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,867	2,385
IFRS 9 | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,876	2,401
IFRS 9 | Financial guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(9)	(16)
IFRS 9 | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	83,524	76,579
IFRS 9 | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(858)	(1,088)
IFRS 9 | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14,524	14,372
IFRS 9 | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3)	(1)
IFRS 9 | Stage 1 | Non-credit impaired | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	116,773	118,229
IFRS 9 | Stage 1 | Non-credit impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	116,787	118,242
IFRS 9 | Stage 1 | Non-credit impaired | Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(14)	(13)
IFRS 9 | Stage 1 | Non-credit impaired | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,761	2,076
IFRS 9 | Stage 1 | Non-credit impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,763	2,078
IFRS 9 | Stage 1 | Non-credit impaired | Financial guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(2)	(2)
IFRS 9 | Lifetime expected credit losses | Non-credit impaired | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,788	7,176
IFRS 9 | Lifetime expected credit losses | Non-credit impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,812	7,197
IFRS 9 | Lifetime expected credit losses | Non-credit impaired | Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(24)	(21)
IFRS 9 | Lifetime expected credit losses | Non-credit impaired | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	68	250
IFRS 9 | Lifetime expected credit losses | Non-credit impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	69	251
IFRS 9 | Lifetime expected credit losses | Non-credit impaired | Financial guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(1)	(1)
IFRS 9 | Lifetime expected credit losses | Stage 3 | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	151	166
IFRS 9 | Lifetime expected credit losses | Stage 3 | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	162	174
IFRS 9 | Lifetime expected credit losses | Stage 3 | Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(11)	(8)
IFRS 9 | Lifetime expected credit losses | Stage 3 | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	38	59
IFRS 9 | Lifetime expected credit losses | Stage 3 | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	44	72
IFRS 9 | Lifetime expected credit losses | Stage 3 | Financial guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(6)	(13)
IFRS 9 | Lifetime expected credit losses | POCI | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3	3
IFRS 9 | Lifetime expected credit losses | POCI | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3	3
IFRS 9 | Lifetime expected credit losses | POCI | Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Lifetime expected credit losses | POCI | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Lifetime expected credit losses | POCI | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Lifetime expected credit losses | POCI | Financial guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Financial assets at amortised cost | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	82,666	75,491
IFRS 9 | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	83,524	76,579
IFRS 9 | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(858)	(1,088)
IFRS 9 | Financial assets at amortised cost | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14,521	14,371
IFRS 9 | Financial assets at amortised cost | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14,524	14,372
IFRS 9 | Financial assets at amortised cost | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3)	(1)
IFRS 9 | Financial assets at amortised cost | Other financial assets measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	237,469	273,658
IFRS 9 | Financial assets at amortised cost | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	237,475	273,728
IFRS 9 | Financial assets at amortised cost | Other financial assets measured at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(6)	(70)
IFRS 9 | Financial assets at amortised cost | Stage 1 | Non-credit impaired | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	75,788	66,281
IFRS 9 | Financial assets at amortised cost | Stage 1 | Non-credit impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	75,844	66,356
IFRS 9 | Financial assets at amortised cost | Stage 1 | Non-credit impaired | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(56)	(75)
IFRS 9 | Financial assets at amortised cost | Stage 1 | Non-credit impaired | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14,455	14,255
IFRS 9 | Financial assets at amortised cost | Stage 1 | Non-credit impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14,457	14,256
IFRS 9 | Financial assets at amortised cost | Stage 1 | Non-credit impaired | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2)	(1)
IFRS 9 | Financial assets at amortised cost | Stage 1 | Non-credit impaired | Other financial assets measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	237,371	272,552
IFRS 9 | Financial assets at amortised cost | Stage 1 | Non-credit impaired | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	237,375	272,557
IFRS 9 | Financial assets at amortised cost | Stage 1 | Non-credit impaired | Other financial assets measured at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(4)	(5)
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | Non-credit impaired | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,439	7,756
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | Non-credit impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,546	7,881
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | Non-credit impaired | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(107)	(125)
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	66	116
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	67	116
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1)	0
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | Non-credit impaired | Other financial assets measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	59	981
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | Non-credit impaired | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	59	989
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | Non-credit impaired | Other financial assets measured at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	(8)
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,419	1,428
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,096	2,310
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(677)	(882)
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Other financial assets measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	39	125
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	41	182
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Other financial assets measured at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2)	(57)
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	20	26
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	38	32
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(18)	(6)
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Other financial assets measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Other financial assets measured at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Debt instruments measured at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	48,120	38,573
IFRS 9 | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	48,142	38,596
IFRS 9 | Debt instruments measured at FVOCI | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(22)	(23)
IFRS 9 | Debt instruments measured at FVOCI | Debt instruments measured at fair value through other comprehensive income ('FVOCI')
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	48,120	38,573
IFRS 9 | Debt instruments measured at FVOCI | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	48,142	38,596
IFRS 9 | Debt instruments measured at FVOCI | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(22)	(23)
IFRS 9 | Debt instruments measured at FVOCI | Stage 1 | Non-credit impaired | Debt instruments measured at fair value through other comprehensive income ('FVOCI')
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	48,021	38,427
IFRS 9 | Debt instruments measured at FVOCI | Stage 1 | Non-credit impaired | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	48,028	38,436
IFRS 9 | Debt instruments measured at FVOCI | Stage 1 | Non-credit impaired | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(7)	(9)
IFRS 9 | Debt instruments measured at FVOCI | Lifetime expected credit losses | Non-credit impaired | Debt instruments measured at fair value through other comprehensive income ('FVOCI')
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	99	146
IFRS 9 | Debt instruments measured at FVOCI | Lifetime expected credit losses | Non-credit impaired | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	114	160
IFRS 9 | Debt instruments measured at FVOCI | Lifetime expected credit losses | Non-credit impaired | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(15)	(14)
IFRS 9 | Debt instruments measured at FVOCI | Lifetime expected credit losses | Stage 3 | Debt instruments measured at fair value through other comprehensive income ('FVOCI')
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Debt instruments measured at FVOCI | Lifetime expected credit losses | Stage 3 | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Debt instruments measured at FVOCI | Lifetime expected credit losses | Stage 3 | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Debt instruments measured at FVOCI | Lifetime expected credit losses | POCI | Debt instruments measured at fair value through other comprehensive income ('FVOCI')
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Debt instruments measured at FVOCI | Lifetime expected credit losses | POCI | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Debt instruments measured at FVOCI | Lifetime expected credit losses | POCI | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	75,074	85,177
Financial assets and off-balance sheet loan commitments	349,464	384,018
IFRS 9 | Strong | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	73,726	83,907
IFRS 9 | Strong | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,348	1,270
IFRS 9 | Strong | Stage 1 | Non-credit impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	73,328	81,341
IFRS 9 | Strong | Stage 1 | Non-credit impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,348	1,269
IFRS 9 | Strong | Lifetime expected credit losses | Non-credit impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	398	2,566
IFRS 9 | Strong | Lifetime expected credit losses | Non-credit impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	1
IFRS 9 | Strong | Lifetime expected credit losses | Stage 3 | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Strong | Lifetime expected credit losses | Stage 3 | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Strong | Lifetime expected credit losses | POCI | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Strong | Lifetime expected credit losses | POCI | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Strong | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	41,588	32,567
IFRS 9 | Strong | Financial assets at amortised cost | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	13,029	13,247
IFRS 9 | Strong | Financial assets at amortised cost | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	219,773	253,027
IFRS 9 | Strong | Financial assets at amortised cost | Stage 1 | Non-credit impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	41,150	31,644
IFRS 9 | Strong | Financial assets at amortised cost | Stage 1 | Non-credit impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,983	13,220
IFRS 9 | Strong | Financial assets at amortised cost | Stage 1 | Non-credit impaired | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	219,771	252,841
IFRS 9 | Strong | Financial assets at amortised cost | Lifetime expected credit losses | Non-credit impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	438	923
IFRS 9 | Strong | Financial assets at amortised cost | Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	46	27
IFRS 9 | Strong | Financial assets at amortised cost | Lifetime expected credit losses | Non-credit impaired | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2	186
IFRS 9 | Strong | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	46,733	35,513
IFRS 9 | Strong | Debt instruments measured at FVOCI | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	46,733	35,513
IFRS 9 | Strong | Debt instruments measured at FVOCI | Stage 1 | Non-credit impaired | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	46,694	35,473
IFRS 9 | Strong | Debt instruments measured at FVOCI | Lifetime expected credit losses | Non-credit impaired | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	39	40
IFRS 9 | Strong | Debt instruments measured at FVOCI | Lifetime expected credit losses | Stage 3 | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Debt instruments measured at FVOCI | Lifetime expected credit losses | POCI | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	29,376	27,568
Financial assets and off-balance sheet loan commitments	61,402	61,684
IFRS 9 | Good | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	28,582	27,038
IFRS 9 | Good | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	794	530
IFRS 9 | Good | Stage 1 | Non-credit impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	26,774	25,083
IFRS 9 | Good | Stage 1 | Non-credit impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	785	483
IFRS 9 | Good | Lifetime expected credit losses | Non-credit impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,808	1,955
IFRS 9 | Good | Lifetime expected credit losses | Non-credit impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	9	47
IFRS 9 | Good | Lifetime expected credit losses | Stage 3 | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Good | Lifetime expected credit losses | Stage 3 | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Good | Lifetime expected credit losses | POCI | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Good | Lifetime expected credit losses | POCI | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Good | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	17,843	18,634
IFRS 9 | Good | Financial assets at amortised cost | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	724	415
IFRS 9 | Good | Financial assets at amortised cost | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	13,459	15,067
IFRS 9 | Good | Financial assets at amortised cost | Stage 1 | Non-credit impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	17,227	17,295
IFRS 9 | Good | Financial assets at amortised cost | Stage 1 | Non-credit impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	708	414
IFRS 9 | Good | Financial assets at amortised cost | Stage 1 | Non-credit impaired | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	13,432	14,788
IFRS 9 | Good | Financial assets at amortised cost | Lifetime expected credit losses | Non-credit impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	616	1,339
IFRS 9 | Good | Financial assets at amortised cost | Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	16	1
IFRS 9 | Good | Financial assets at amortised cost | Lifetime expected credit losses | Non-credit impaired | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	27	279
IFRS 9 | Good | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	262	2,241
IFRS 9 | Good | Debt instruments measured at FVOCI | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	262	2,241
IFRS 9 | Good | Debt instruments measured at FVOCI | Stage 1 | Non-credit impaired | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	262	2,241
IFRS 9 | Good | Debt instruments measured at FVOCI | Lifetime expected credit losses | Non-credit impaired | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Debt instruments measured at FVOCI | Lifetime expected credit losses | Stage 3 | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Debt instruments measured at FVOCI | Lifetime expected credit losses | POCI | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	17,810	13,515
Financial assets and off-balance sheet loan commitments	42,465	39,126
IFRS 9 | Satisfactory | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	17,150	13,012
IFRS 9 | Satisfactory | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	660	503
IFRS 9 | Satisfactory | Stage 1 | Non-credit impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	15,172	10,962
IFRS 9 | Satisfactory | Stage 1 | Non-credit impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	626	322
IFRS 9 | Satisfactory | Lifetime expected credit losses | Non-credit impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,978	2,050
IFRS 9 | Satisfactory | Lifetime expected credit losses | Non-credit impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	34	181
IFRS 9 | Satisfactory | Lifetime expected credit losses | Stage 3 | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Satisfactory | Lifetime expected credit losses | Stage 3 | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Satisfactory | Lifetime expected credit losses | POCI | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Satisfactory | Lifetime expected credit losses | POCI | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Satisfactory | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	19,698	19,627
IFRS 9 | Satisfactory | Financial assets at amortised cost | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	762	710
IFRS 9 | Satisfactory | Financial assets at amortised cost | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,195	5,274
IFRS 9 | Satisfactory | Financial assets at amortised cost | Stage 1 | Non-credit impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	16,555	16,071
IFRS 9 | Satisfactory | Financial assets at amortised cost | Stage 1 | Non-credit impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	758	622
IFRS 9 | Satisfactory | Financial assets at amortised cost | Stage 1 | Non-credit impaired | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,170	4,843
IFRS 9 | Satisfactory | Financial assets at amortised cost | Lifetime expected credit losses | Non-credit impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,143	3,556
IFRS 9 | Satisfactory | Financial assets at amortised cost | Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4	88
IFRS 9 | Satisfactory | Financial assets at amortised cost | Lifetime expected credit losses | Non-credit impaired | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	25	431
IFRS 9 | Satisfactory | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,076	760
IFRS 9 | Satisfactory | Debt instruments measured at FVOCI | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,076	760
IFRS 9 | Satisfactory | Debt instruments measured at FVOCI | Stage 1 | Non-credit impaired | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,072	722
IFRS 9 | Satisfactory | Debt instruments measured at FVOCI | Lifetime expected credit losses | Non-credit impaired | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4	38
IFRS 9 | Satisfactory | Debt instruments measured at FVOCI | Lifetime expected credit losses | Stage 3 | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Debt instruments measured at FVOCI | Lifetime expected credit losses | POCI | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,171	1,508
Financial assets and off-balance sheet loan commitments	4,448	5,095
IFRS 9 | Sub- standard | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,141	1,482
IFRS 9 | Sub- standard | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	30	26
IFRS 9 | Sub- standard | Stage 1 | Non-credit impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,513	856
IFRS 9 | Sub- standard | Stage 1 | Non-credit impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4	4
IFRS 9 | Sub- standard | Lifetime expected credit losses | Non-credit impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	628	626
IFRS 9 | Sub- standard | Lifetime expected credit losses | Non-credit impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	26	22
IFRS 9 | Sub- standard | Lifetime expected credit losses | Stage 3 | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Sub- standard | Lifetime expected credit losses | Stage 3 | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Sub- standard | Lifetime expected credit losses | POCI | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Sub- standard | Lifetime expected credit losses | POCI | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Sub- standard | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,261	3,409
IFRS 9 | Sub- standard | Financial assets at amortised cost | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9	0
IFRS 9 | Sub- standard | Financial assets at amortised cost | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7	178
IFRS 9 | Sub- standard | Financial assets at amortised cost | Stage 1 | Non-credit impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	912	1,346
IFRS 9 | Sub- standard | Financial assets at amortised cost | Stage 1 | Non-credit impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8	0
IFRS 9 | Sub- standard | Financial assets at amortised cost | Stage 1 | Non-credit impaired | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2	85
IFRS 9 | Sub- standard | Financial assets at amortised cost | Lifetime expected credit losses | Non-credit impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,349	2,063
IFRS 9 | Sub- standard | Financial assets at amortised cost | Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1	0
IFRS 9 | Sub- standard | Financial assets at amortised cost | Lifetime expected credit losses | Non-credit impaired | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5	93
IFRS 9 | Sub- standard | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	71	82
IFRS 9 | Sub- standard | Debt instruments measured at FVOCI | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	71	82
IFRS 9 | Sub- standard | Debt instruments measured at FVOCI | Stage 1 | Non-credit impaired | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Debt instruments measured at FVOCI | Lifetime expected credit losses | Non-credit impaired | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	71	82
IFRS 9 | Sub- standard | Debt instruments measured at FVOCI | Lifetime expected credit losses | Stage 3 | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Debt instruments measured at FVOCI | Lifetime expected credit losses | POCI | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets and off-balance sheet loan commitments	2,384	2,773
IFRS 9 | Credit impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	165	177
IFRS 9 | Credit impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	44	72
IFRS 9 | Credit impaired | Stage 1 | Non-credit impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Credit impaired | Stage 1 | Non-credit impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Credit impaired | Lifetime expected credit losses | Non-credit impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Credit impaired | Lifetime expected credit losses | Non-credit impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Credit impaired | Lifetime expected credit losses | Stage 3 | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	162	174
IFRS 9 | Credit impaired | Lifetime expected credit losses | Stage 3 | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	44	72
IFRS 9 | Credit impaired | Lifetime expected credit losses | POCI | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3	3
IFRS 9 | Credit impaired | Lifetime expected credit losses | POCI | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,134	2,342
IFRS 9 | Credit impaired | Financial assets at amortised cost | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	41	182
IFRS 9 | Credit impaired | Financial assets at amortised cost | Stage 1 | Non-credit impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost | Stage 1 | Non-credit impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost | Stage 1 | Non-credit impaired | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost | Lifetime expected credit losses | Non-credit impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost | Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost | Lifetime expected credit losses | Non-credit impaired | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,096	2,310
IFRS 9 | Credit impaired | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	41	182
IFRS 9 | Credit impaired | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	38	32
IFRS 9 | Credit impaired | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Debt instruments measured at FVOCI | Stage 1 | Non-credit impaired | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Debt instruments measured at FVOCI | Lifetime expected credit losses | Non-credit impaired | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Debt instruments measured at FVOCI | Lifetime expected credit losses | Stage 3 | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Debt instruments measured at FVOCI | Lifetime expected credit losses | POCI | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 0	£ 0